Fair Value Measurements	12 Months Ended
Sep. 30, 2014
Fair Value Measurements
Fair Value Measurements

11. Fair Value Measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which it would transact, and the Company considers assumptions that market participants would use when pricing the asset or liability. It measures certain financial and nonfinancial assets and liabilities at fair value on a recurring and nonrecurring basis.

Nonfinancial assets and liabilities include items such as goodwill and long lived assets that are measured at fair value resulting from impairment, if deemed necessary. During the year ended September 30, 2012, the Company recognized an impairment of goodwill within both its DCS and MS reportable segments. For further information regarding the impairment of goodwill refer to Note 4 herein.

Fair Value Hierarchy

The three levels of inputs may be used to measure fair value, as discussed in Note 1. There were no significant transfers between any of the levels of the fair value hierarchy during the years ended September 30, 2014 and 2013. The Company classifies its derivative financial instruments within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table summarizes the Company’s non-pension financial assets and liabilities measured at fair value on a recurring basis (at least annually) in millions:

	September 30, 2014	Quoted Prices in Active Markets for Similar Assets (Level 2)
Interest rate swap agreements	$1.7	$1.7
Foreign currency forward contracts	3.1	3.1

Total assets	$4.8	$4.8

Interest rate swap agreements	$4.8	$4.8
Foreign currency forward contracts	3.7	3.7

Total liabilities	$8.5	$8.5

	September 30, 2013	Quoted Prices in Active Markets for Similar Assets (Level 2)
Foreign currency options	$0.1	$0.1
Foreign currency forward contracts	1.6	1.6

Total assets	$1.7	$1.7

Interest rate swap agreements	$3.7	$3.7
Foreign currency forward contracts	1.5	1.5

Total liabilities	$5.2	$5.2

For additional information about the Company’s derivative financial instruments refer to Note 10 herein.